Consolidated Balance Sheets - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 6,449,876	$ 38,595,610
Restricted cash		44,844,196	34,485,797
Accounts receivable, net		2,822,162	908,727
Accounts receivable, net, related parties		272,546	238,892
Loans receivables, net		517,479	123,611
Earnest deposit, the shareholder			7,182,131
Consideration receivable			1,861,348
Income tax recoverable		260,120
Deposit, prepayments, and other receivables		589,786	383,399
Total current assets		55,756,165	83,779,515
Non-current assets:
Loans receivables, net		1,072,392	3,785,314
Property and equipment, net		7,359,416	1,653,458
Long-term investments, net		37,033,360	33,292,013
Total non-current assets		45,465,168	38,730,785
TOTAL ASSETS		101,221,333	122,510,300
Current liabilities:
Accounts payable and accrued liabilities		20,274,429	3,850,015
Escrow liabilities		29,487,616	34,485,797
Borrowings		4,477,254
Amount due to shareholder		6,289,743
Forward share purchase liability		13,491,606
Income tax payable and provision		23,000,000	23,028,916
Total current liabilities		97,020,648	61,364,728
Long-term liabilities:
Warrant liabilities		4,548
Deferred tax liabilities		45,858
Total long-term liabilities		50,406
TOTAL LIABILITIES		97,071,054	61,364,728
Commitments and contingencies (Note 21)
Shareholders’ equity:
Ordinary shares, $0.001 par value; 200,000,000 shares authorized, 58,376,985 and 53,835,000 shares issued and outstanding as of December 31, 2022 and 2021, respectively	[1]	58,377	53,835
Ordinary shares to be issued		1,665	1,665
Additional paid-in capital		43,870,308	38,706,226
Receivable from the shareholder			(29,562,195)
Accumulated other comprehensive loss		(384,938)	(179,461)
(Accumulated deficit) retained earnings		(39,395,133)	52,125,502
Total shareholders’ equity		4,150,279	61,145,572
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 101,221,333	$ 122,510,300

[1]	Retroactively restated for the reverse recapitalization as described in Note 4.